Loss Before Tax as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Profit Loss [Abstract]
Schedule of Profit Loss Before Tax Arrived After Charging Explanatory

The Group’s loss before tax is arrived at after charging:

	2021	2020	2019
	US$’000	US$’000	US$’000
Loss on disposal of assets	974	55	—
IPO expenses	—	1,439	—
Follow-on expenses	400	—	—
Employee benefit expense (including directors’ remuneration):
Wages and salaries	105,751	70,682	37,038
Pension scheme contributions (defined contribution schemes)	2,257	640	1,166
Equity-settled share-based compensation expense	20,158	4,760	1,272